Derivative Instruments (Schedule Of Derivative Instruments, Effect On Income And Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Derivative Not Designated as Hedging Instruments, Gain (Loss) Recognized in Income on Derivative instruments	$ (5,161)		$ (9,237)	$ (32,809)
Cross-Currency Interest Rate Swaps And Mirror Swaps [Member]
Derivative [Line Items]
Derivative Not Designated as Hedging Instruments, Gain (Loss) Recognized in Income on Derivative instruments			(9,732)	(22,878)
Bond Swaps [Member]
Derivative [Line Items]
Derivative Not Designated as Hedging Instruments, Gain (Loss) Recognized in Income on Derivative instruments	(1,738)	[1]	1,464	(9,608)
Total Equity Return Swap [Member]
Derivative [Line Items]
Derivative Not Designated as Hedging Instruments, Gain (Loss) Recognized in Income on Derivative instruments	(4,270)	[2]
Forwards [Member]
Derivative [Line Items]
Derivative Not Designated as Hedging Instruments, Gain (Loss) Recognized in Income on Derivative instruments			(1,256)	(323)
Others [Member]
Derivative [Line Items]
Derivative Not Designated as Hedging Instruments, Gain (Loss) Recognized in Income on Derivative instruments	847	[1]	287
General and Administrative Expense [Member] | Total Equity Return Swap [Member]
Derivative [Line Items]
Derivative Not Designated as Hedging Instruments, Gain (Loss) Recognized in Income on Derivative instruments	(4,111)
Net Interest Expense [Member] | Total Equity Return Swap [Member]
Derivative [Line Items]
Derivative Not Designated as Hedging Instruments, Gain (Loss) Recognized in Income on Derivative instruments	$ (159)

[1]	These results are recorded within "Loss from derivative instruments" in the Company's consolidated statement of income.
[2]	A $4,111 loss is recorded within "General and administrative expenses" and a $159 loss within "Net interest expense" in the Company's consolidated statement of income.